Schedule of Investments (unaudited)
June 30, 2023
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Boeing Co.(a)	16,838	$ 3,555,512
General Dynamics Corp.	7,411	1,594,476
L3Harris Technologies, Inc.	5,697	1,115,302
Lockheed Martin Corp.	6,815	3,137,490
Northrop Grumman Corp.	4,314	1,966,321
Raytheon Technologies Corp.	44,132	4,323,171
		15,692,272
Air Freight & Logistics — 0.6%
FedEx Corp.	6,988	1,732,325
United Parcel Service, Inc., Class B	21,823	3,911,773
		5,644,098
Automobiles — 2.7%
Ford Motor Co.	118,224	1,788,729
General Motors Co.	41,782	1,611,114
Tesla, Inc.(a)	83,248	21,791,829
		25,191,672
Banks — 3.3%
Bank of America Corp.	210,237	6,031,699
Citigroup, Inc.	58,678	2,701,535
JPMorgan Chase & Co.	88,212	12,829,553
PNC Financial Services Group, Inc.	11,999	1,511,274
Truist Financial Corp.	39,959	1,212,756
U.S. Bancorp	46,174	1,525,589
Wells Fargo & Co.	114,123	4,870,770
		30,683,176
Beverages — 1.9%
Coca-Cola Co.	117,523	7,077,235
Constellation Brands, Inc., Class A	4,618	1,136,628
Keurig Dr Pepper, Inc.	28,712	897,824
Monster Beverage Corp.(a)	22,413	1,287,403
PepsiCo, Inc.	41,567	7,699,040
		18,098,130
Biotechnology — 2.1%
AbbVie, Inc.	53,250	7,174,372
Amgen, Inc.	16,140	3,583,403
Gilead Sciences, Inc.	37,665	2,902,842
Moderna, Inc.(a)	10,131	1,230,916
Regeneron Pharmaceuticals, Inc.(a)	3,122	2,243,282
Vertex Pharmaceuticals, Inc.(a)	7,778	2,737,156
		19,871,971
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	271,834	35,436,280
Building Products — 0.1%
Johnson Controls International PLC	20,697	1,410,294
Capital Markets — 2.5%
BlackRock, Inc.(b)	4,479	3,095,616
Blackstone, Inc., Class A, NVS	21,257	1,976,263
Charles Schwab Corp.	44,831	2,541,021
CME Group, Inc., Class A	10,818	2,004,467
Goldman Sachs Group, Inc.	9,729	3,137,992
Intercontinental Exchange, Inc.	16,760	1,895,221
Moody’s Corp.	4,781	1,662,449
Morgan Stanley	36,231	3,094,128
S&P Global, Inc.	9,691	3,885,025
		23,292,182
Chemicals — 1.3%
Air Products & Chemicals, Inc.	6,683	2,001,759
Security	Shares	Value
Chemicals (continued)
Dow, Inc.	21,444	$ 1,142,107
Ecolab, Inc.	7,506	1,401,295
Linde PLC	14,784	5,633,887
Sherwin-Williams Co.	7,167	1,902,982
		12,082,030
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	12,255	2,125,262
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	7,554	1,224,201
Cisco Systems, Inc.	123,749	6,402,773
Motorola Solutions, Inc.	4,977	1,459,655
		9,086,629
Consumer Finance — 0.5%
American Express Co.	17,829	3,105,812
Capital One Financial Corp.	11,419	1,248,896
		4,354,708
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	13,370	7,198,141
Dollar General Corp.	6,599	1,120,378
Sysco Corp.	15,280	1,133,776
Target Corp.	13,860	1,828,134
Walmart, Inc.	43,075	6,770,528
		18,050,957
Diversified Telecommunication Services — 0.9%
AT&T Inc.	215,752	3,441,244
Verizon Communications, Inc.	127,073	4,725,845
		8,167,089
Electric Utilities — 1.2%
American Electric Power Co., Inc.	15,517	1,306,531
Duke Energy Corp.	23,228	2,084,481
Exelon Corp.	30,033	1,223,545
NextEra Energy, Inc.	61,131	4,535,920
Southern Co.	32,960	2,315,440
		11,465,917
Electrical Equipment — 0.4%
Eaton Corp. PLC	12,000	2,413,200
Emerson Electric Co.	17,278	1,561,759
		3,974,959
Energy Equipment & Services — 0.2%
Schlumberger NV	43,015	2,112,897
Entertainment — 1.4%
Activision Blizzard, Inc.(a)	23,523	1,982,989
Netflix, Inc.(a)	13,237	5,830,766
Walt Disney Co.(a)	55,212	4,929,327
		12,743,082
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(a)	55,251	18,840,591
Fiserv, Inc.(a)	18,529	2,337,434
Mastercard, Inc., Class A	25,314	9,955,996
PayPal Holdings, Inc.(a)	33,833	2,257,676
Visa, Inc., Class A	48,859	11,603,035
		44,994,732
Food Products — 0.8%
Archer-Daniels-Midland Co.	16,339	1,234,575
General Mills, Inc.	17,698	1,357,437
Hershey Co.	4,437	1,107,919

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Kraft Heinz Co.	24,197	$ 858,993
Mondelez International, Inc., Class A	40,980	2,989,081
		7,548,005
Ground Transportation — 1.1%
CSX Corp.	61,171	2,085,931
Norfolk Southern Corp.	6,872	1,558,295
Uber Technologies, Inc.(a)	58,512	2,525,963
Union Pacific Corp.	18,415	3,768,077
		9,938,266
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	52,253	5,696,622
Becton Dickinson & Co.	8,540	2,254,645
Boston Scientific Corp.(a)	43,405	2,347,776
Edwards Lifesciences Corp.(a)	18,140	1,711,146
GE HealthCare Technologies, Inc.	11,790	957,820
Intuitive Surgical, Inc.(a)	10,525	3,598,919
Medtronic PLC	40,133	3,535,717
Stryker Corp.	10,705	3,265,989
		23,368,634
Health Care Providers & Services — 3.0%
Centene Corp.(a)	16,516	1,114,004
Cigna Group	8,798	2,468,719
CVS Health Corp.	38,587	2,667,519
Elevance Health, Inc.	7,165	3,183,338
HCA Healthcare, Inc.	6,161	1,869,740
Humana, Inc.	3,764	1,682,997
McKesson Corp.	4,147	1,772,055
UnitedHealth Group, Inc.	28,046	13,480,030
		28,238,402
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)(c)	12,213	1,565,218
Booking Holdings, Inc.(a)	1,118	3,018,969
Chipotle Mexican Grill, Inc.(a)	828	1,771,092
Las Vegas Sands Corp.(a)	9,966	578,028
Marriott International, Inc., Class A	7,602	1,396,411
McDonald’s Corp.	22,010	6,568,004
Starbucks Corp.	34,092	3,377,154
		18,274,876
Household Products — 1.5%
Colgate-Palmolive Co.	24,729	1,905,122
Kimberly-Clark Corp.	10,173	1,404,484
Procter & Gamble Co.	71,032	10,778,396
		14,088,002
Industrial Conglomerates — 1.0%
3M Co.	16,568	1,658,291
General Electric Co.	32,760	3,598,686
Honeywell International, Inc.	20,064	4,163,280
		9,420,257
Industrial REITs — 0.4%
Prologis, Inc.	27,801	3,409,237
Insurance — 1.4%
American International Group, Inc.	22,101	1,271,692
Aon PLC, Class A	6,092	2,102,958
Chubb Ltd.	12,470	2,401,223
Marsh & McLennan Cos., Inc.	14,916	2,805,401
MetLife, Inc.	19,485	1,101,487
Progressive Corp.	17,611	2,331,168
Travelers Cos., Inc.	6,945	1,206,069
		13,219,998
Security	Shares	Value
Interactive Media & Services — 6.3%
Alphabet, Inc., Class A(a)	179,298	$ 21,461,971
Alphabet, Inc., Class C, NVS(a)	155,384	18,796,802
Meta Platforms, Inc., Class A(a)	66,737	19,152,184
		59,410,957
IT Services — 1.2%
Accenture PLC, Class A	19,073	5,885,546
International Business Machines Corp.	27,383	3,664,119
Snowflake, Inc., Class A(a)	9,374	1,649,637
		11,199,302
Life Sciences Tools & Services — 1.1%
Danaher Corp.	19,875	4,770,000
Thermo Fisher Scientific, Inc.	11,644	6,075,257
		10,845,257
Machinery — 1.0%
Caterpillar, Inc.	15,602	3,838,872
Deere & Co.	8,233	3,335,930
Illinois Tool Works, Inc.	9,138	2,285,962
		9,460,764
Media — 0.7%
Charter Communications, Inc., Class A(a)(c)	3,089	1,134,806
Comcast Corp., Class A	124,839	5,187,060
		6,321,866
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	43,041	1,721,640
Newmont Corp.	24,098	1,028,021
Southern Copper Corp.	2,559	183,582
		2,933,243
Multi-Utilities — 0.3%
Dominion Energy, Inc.	25,321	1,311,375
Sempra	9,505	1,383,833
		2,695,208
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	52,173	8,209,421
ConocoPhillips	36,631	3,795,338
EOG Resources, Inc.	17,765	2,033,027
Exxon Mobil Corp.	122,560	13,144,560
Kinder Morgan, Inc.	59,080	1,017,358
Marathon Petroleum Corp.	13,299	1,550,663
Occidental Petroleum Corp.	21,015	1,235,682
Pioneer Natural Resources Co.	7,012	1,452,746
Valero Energy Corp.	10,860	1,273,878
		33,712,673
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	6,941	1,363,074
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	63,351	4,051,297
Eli Lilly & Co.	25,534	11,974,935
Johnson & Johnson	78,481	12,990,175
Merck & Co., Inc.	76,638	8,843,259
Pfizer, Inc.	170,531	6,255,077
Zoetis, Inc., Class A	13,948	2,401,985
		46,516,728
Professional Services — 0.3%
Automatic Data Processing, Inc.	12,506	2,748,694
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(a)	48,388	5,511,877
Analog Devices, Inc.	15,235	2,967,930
Applied Materials, Inc.	25,502	3,686,059

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	12,316	$ 10,683,268
Intel Corp.	125,810	4,207,086
KLA Corp.	4,133	2,004,588
Lam Research Corp.	4,058	2,608,726
Micron Technology, Inc.	32,979	2,081,305
NVIDIA Corp.	71,693	30,327,573
QUALCOMM, Inc.	33,620	4,002,125
Texas Instruments, Inc.	27,407	4,933,808
		73,014,345
Software — 12.3%
Adobe, Inc.(a)	13,827	6,761,265
Atlassian Corp., Class A(a)	4,359	731,484
Autodesk, Inc.(a)	6,474	1,324,645
Cadence Design Systems, Inc.(a)	8,145	1,910,165
Fortinet, Inc.(a)	19,785	1,495,548
Intuit, Inc.	8,233	3,772,278
Microsoft Corp.	224,549	76,467,916
Oracle Corp.	45,900	5,466,231
Palo Alto Networks, Inc.(a)	9,002	2,300,101
Roper Technologies, Inc.	3,200	1,538,560
Salesforce, Inc.(a)	28,568	6,035,276
ServiceNow, Inc.(a)	6,147	3,454,430
Synopsys, Inc.(a)	4,577	1,992,872
VMware, Inc., Class A(a)	6,495	933,267
Workday, Inc., Class A(a)	5,959	1,346,078
		115,530,116
Specialized REITs — 0.8%
American Tower Corp.	14,064	2,727,572
Crown Castle, Inc.	13,034	1,485,094
Equinix, Inc.	2,816	2,207,575
Public Storage	4,740	1,383,511
		7,803,752
Specialty Retail — 2.1%
AutoZone, Inc.(a)	553	1,378,828
Home Depot, Inc.	30,556	9,491,916
Lowe’s Cos., Inc.	17,984	4,058,989
O’Reilly Automotive, Inc.(a)	1,839	1,756,797
TJX Cos., Inc.	34,707	2,942,806
		19,629,336
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 9.3%
Apple Inc.	450,275	$ 87,339,842
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	3,352	1,268,732
NIKE, Inc., Class B	35,836	3,955,219
		5,223,951
Tobacco — 0.7%
Altria Group, Inc.	53,825	2,438,273
Philip Morris International, Inc.	46,863	4,574,766
		7,013,039
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	16,367	2,273,376
Total Long-Term Investments — 99.8% (Cost: $865,721,214)		937,019,537
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(b)(d)(e)	2,496,756	2,497,255
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(b)(d)	1,093,290	1,093,290
Total Short-Term Securities — 0.4% (Cost: $3,590,585)		3,590,545
Total Investments — 100.2% (Cost: $869,311,799)		940,610,082
Liabilities in Excess of Other Assets — (0.2)%		(2,032,367)
Net Assets — 100.0%		$ 938,577,715
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,637,124	$ 859,757 (a)	$ —	$ 438	$ (64)	$ 2,497,255	2,496,756	$ 1,206 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,169,890	—	(76,600) (a)	—	—	1,093,290	1,093,290	18,314	—
BlackRock, Inc.	2,821,679	384,667	(207,050)	22,902	73,418	3,095,616	4,479	21,475	—
				$ 23,340	$ 73,354	$ 6,686,161		$ 40,995	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Top 200 ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	09/15/23	$ 1,346	$ 43,758
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 937,019,537	$ —	$ —	$ 937,019,537
Short-Term Securities
Money Market Funds	3,590,545	—	—	3,590,545
	$ 940,610,082	$ —	$ —	$ 940,610,082
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 43,758	$ —	$ —	$ 43,758
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
4